Rights Upon Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Contribution [Line Items]
Rights Upon Plan Termination

NOTE 3 - RIGHTS UPON PLAN TERMINATION

Although the Bank has not expressed intent to terminate the Plan, it may do so at any time by action of its Board of Directors subject to the provisions of ERISA. If the Plan were terminated or partially terminated pursuant to ERISA, however, all members of the Plan would automatically become 100% vested in their fund balances.